Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory

As at December 31,	2025	2024
Product
Crude Oil	1,643	2,297
Diluent	548	401
Natural Gas and NGLs	55	77
Refined Products	631	1,176
Total Product	2,877	3,951
Parts and Supplies	472	545
	3,349	4,496